Label	Element	Value
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Retailing Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy
,
hold
and
sell
shares of the Fund. Owners of
variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Total Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
250
% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses which are, or may be, imposed under your variable insurance contract. If the Example were to reflect the deduction of such charges, the costs shown would be greater.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of
Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.
The Advisor employs a proprietary
quantitative and qualitative methodology to identify Retailing Companies in which to invest. The methodology utilizes screens based on price, liquidity, and tradability. Stocks are weighted using a proprietary modified capitalization weighting methodology. The portfolio may be further adjusted to comply with regulatory investment limitations or as determined appropriate by the Advisor.
The Fund may invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund also may purchase
American Depositary Receipts (“ADRs”) to gain exposure to foreign Retailing Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.
In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. As of March 31,
2021
, the Fund has
significant exposure to the Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by
MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31,
2021
, the Fund's investments are
concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Internet & Direct Marketing
Retail Industry and Specialty Retail Industry, separate industries within the Consumer Discretionary Sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices.As of March 31, 2021, the Fund has significant exposure to the Consumer Discretionary Sector and Consumer Staples Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. Also, as of March 31, 2021, the Fund's investments are concentrated (i.e., more than 25% of its assets) in securities issued by companies in the Internet & Direct Marketing Retail Industry and Specialty Retail Industry, separate industries within the Consumer Discretionary Sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
Depositary Receipt Risk
—The Fund may hold the securities of non-U.S. companies in the form of depositary
receipts
. The underlying securities of the
depositary receipts
in the Fund’s portfolio are subject to fluctuations in
foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the
depositary receipts
may change materially when the U.S. markets are not open for trading.
Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk
—
Derivatives
may pose risks in addition to and greater than those associated with investing directly in securities
,
currencies
or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
The Fund’s use of
derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value ("NAV") per share.
If
the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.
In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks.
Certain
risks
also
are specific to the derivatives in which the Fund invests.
Futures Contracts Risk
—Futures contracts are
exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying
assets
. In addition, there is
a
risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s
NAV
. Futures
are
also
subject to leverage
and
liquidity
risks
.
Options Risk
—Options
and
options on futures contracts give the holder of the option the right
,
but not the
obligation,
to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price.
Options
are subject to correlation risk because there may be an imperfect correlation between the options and the
markets for underlying instruments that could
cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict
correctly
future price fluctuations and the
degree of correlation between the
markets for
options and
the underlying instruments
. Exchanges can limit the
number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options
are
also
particularly subject to leverage risk and can be subject to
liquidity risk.
Early Closing Risk
—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Equity Securities Risk
—
Equity securities include common stocks and other equity and equity-related securities
(and securities convertible into stocks). The prices
of
equity securities generally fluctuate in value more than fixed
-income
investments,
may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company
’s
financial condition and changes in the overall market or economy. A decline in the
value of equity
securities held by the Fund will adversely affect
the value of your investment in the Fund.
Common stocks generally
represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part
, or
even all,
of its investment in a company’s stock
.
Foreign Issuer Exposure Risk
—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers
, such as ADRs
. The Fund’s
exposure to
foreign issuers and
investments in foreign securities
,
if any,
are subject to additional risks in comparison to U.S.
securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Industry Concentration Risk
—The Fund expects to concentrate (
i.e.
, invest more than 25% of its net assets) its
investments in a limited number of issuers conducting business in the same industry or group of related industries.
To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. As of March 31,
2021
, the Fund's investments are concentrated in securities issued by companies in the industries described below.
Internet & Direct Marketing Retail Industry.
As a result of the Fund's concentration in the Internet & Direct
Marketing Retail Industry, the Fund is subject to the risks associated with that Industry. The Internet & Direct
Marketing Retail Industry includes companies that provide retail services primarily on the Internet, through mail order, and TV home shopping retailers. The Internet & Direct Marketing Retail Industry relies heavily on consumer spending and the prices of securities of issuers in the Internet & Direct Marketing Retail Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences, and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in the Internet & Direct Marketing
Retail Industry. The Internet & Direct Marketing Retail Industry is a separate industry within the Consumer
Discretionary Sector.
Specialty Retail Industry.
As a result of the Fund's concentration in the Specialty Retail Industry, the Fund is subject to the risks associated with that Industry. The Specialty Retail Industry includes owners and operators of retail stores specialized in apparel and accessories, computer and electronics, home improvement, automotive, home furnishings and other specialty retail stores. The Specialty Retail Industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the
Specialty Retail Industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. In addition, many companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results. Legislative or regulatory changes and increased government supervision also may affect companies in the Specialty Retail Industry. The Specialty Retail Industry is a separate industry within the Consumer Discretionary Sector.
Market Risk
—The
value of
,
or income generated by,
the
investments
held by the Fund may fluctuate
rapidly and
unpredictably and the Fund may incur losses as a result of
factors affecting individual companies or
issuers or
particular industries.
In addition, developments related to
economic, political
,
social, public health,
market or other
conditions may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments
.
Under such conditions, the Fund may experience significant
redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities. Governmental authorities and regulators have enacted and continue to enact significant fiscal and monetary policy changes designed to support financial markets, which present heightened risks to markets and Fund investments and are resulting in low interest rates and in some cases, negative yields, and such risks could be even further heightened if these actions are discontinued, disrupted, reversed or are ineffective in achieving their desired outcomes. It is unknown how long current circumstances will persist, whether they will reoccur in the future and whether efforts to support the economy and financial markets will be successful.
Mid
-
Capitalization Securities Risk
—The Fund is subject to the risk that
mid
-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole. Securities of mid
-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of
large companies
.
Mid
-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
large
capitalization companies.
Portfolio Turnover Risk
—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Regulatory and Legal Risk
—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Sector Risk
—The Fund is subject to the Sector Risks described below.
Consumer Discretionary Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the
Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Consumer Staples Sector Risk.
The Fund’s investments are exposed to issuers conducting business in the
Consumer Staples Sector. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples
Sector. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.
Shareholder Trading Risk
—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund
and
higher
transaction costs
. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.
Small
-
Capitalization Securities Risk
—The Fund is subject to the risk that small-capitalization
securities
may
underperform other segments of the equity market or the equity market as a whole.
Securities of small-capitalization
companies may
be more speculative
,
volatile and less liquid
than securities of larger
companies
. Small-capitalization
companies
tend to have inexperienced management as well as limited product and market diversification and
financial resources
and may
be more vulnerable to adverse developments than
mid-
or large-
capitalization
companies.
Temporary Defensive Investment Risk
—The Advisor generally does not attempt to take defensive positions in the
Fund in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.
Trading Halt Risk
—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to
fully invest its assets, which could adversely affect performance, and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Return		Lowest Quarter Return
Q2 2020	38.29%	Q1 2020	-21.04%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2020)
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund | Retailing Fund Variable Annuity
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	$ 185
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	$ 2,137
2011	rr_AnnualReturn2011	5.30%
2012	rr_AnnualReturn2012	16.77%
2013	rr_AnnualReturn2013	35.80%
2014	rr_AnnualReturn2014	8.66%
2015	rr_AnnualReturn2015	(1.33%)
2016	rr_AnnualReturn2016	0.30%
2017	rr_AnnualReturn2017	12.82%
2018	rr_AnnualReturn2018	(3.23%)
2019	rr_AnnualReturn2019	24.49%
2020	rr_AnnualReturn2020	43.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.04%)
Label	rr_AverageAnnualReturnLabel	Retailing Fund
Past 1 Year	rr_AverageAnnualReturnYear01	43.68%
Past 5 Years	rr_AverageAnnualReturnYear05	14.39%
Past 10 Years	rr_AverageAnnualReturnYear10	13.36%
Guggenheim Variable Insurance Funds Prospectus | Retailing Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	18.40%
Past 5 Years	rr_AverageAnnualReturnYear05	15.22%
Past 10 Years	rr_AverageAnnualReturnYear10	13.88%